Basis of preparation (Policies)	12 Months Ended
Dec. 31, 2017
Basis of Preparation [Abstract]
Consolidation
Consolidation
These consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. Subsidiaries are all entities over which the Company has the power to govern the financial and operating policies. The Company has a 100% voting interest in all of its subsidiaries.
Intercompany transactions, balances and unrealized gains on transactions between companies are eliminated.

Translation of foreign currencies
Translation of foreign currencies
Each asset and liability, revenue or expense arising from a foreign currency transaction is recorded at average rates of exchange during the period. The monetary assets and liabilities denominated in foreign currencies are translated into US dollars at rates of exchange in effect at the end of the period. Foreign exchange gains and losses arising on translation or settlement of a foreign currency denominated monetary item are included in the consolidated statements of operations and comprehensive loss.

Revenue recognition
Revenue recognition
Payments received under collaboration agreements may include upfront payments, milestone payments, contract services, royalties and license fees. Revenues for each unit of accounting are recorded as described below:

•	Licensing and research and development revenues
The Company has agreements in specific regions with strategic partners. Licensing agreements usually include one-time payments (upfront payments), payments for research and development services in the form of cost reimbursements, milestone payments and royalty receipts. Revenues associated with those multiple-element arrangements are allocated to the various elements based on their relative fair value.
Agreements containing multiple elements are divided into separate units of accounting if certain criteria are met, including whether the delivered element has stand-alone value to the customer and whether there is objective and reliable evidence of the fair value of the undelivered obligation(s). The consideration received is allocated among the separate units based on each unit’s fair value, and the applicable revenue recognition criteria are applied to each of the separate units.
License fees representing a non-refundable payment received at the time of signature of a licensing agreement are recognized as revenue when the Company has no significant future performance obligations and collectability of the fees is reasonably assured. License fees received at the beginning of licensing agreements where significant future obligations exist are deferred and recognized as revenue on a systematic basis over the period during which the related services are rendered and all obligations are performed.

•	Milestone payments
Milestone payments, which are generally based on developmental or regulatory events, are recognized as revenue when the milestones are achieved, collectability is assured, and when the Company has no significant future performance obligations in connection with the milestones.

•	Contract services
Revenues from contract services are recognized as services are rendered, the price is fixed or determinable and collection is reasonably assured.

Cash and cash equivalents	Cash and cash equivalents Cash and cash equivalents consist of cash on hand, deposits held with banks and other short-term highly liquid investments with original maturities of three months or less.
Short term investments
Short term investments
Held-to-maturity investments are recorded initially at fair value and subsequently at amortized cost using the effective interest method less any provisions for impairment. Available for sale investments are recorded initially at fair value including direct and incremental transaction costs. They are subsequently recorded at fair value. Gains or losses arising from changes in fair value are included as a separate component of equity until sale, when the cumulative gain or loss is transferred to the consolidated statements of operations and comprehensive loss. Interest is determined using the effective interest method and impairment losses, if any, on monetary items are recorded in the statement of operations and comprehensive loss.

Property and equipment
Property and equipment
Property and equipment are stated at cost less accumulated amortization and accumulated impairment losses. Cost includes expenditures that are directly attributable to the acquisition of the asset. The carrying amount of a replaced asset is derecognized when replaced. Repair and maintenance costs are charged to the consolidated statements of operations and comprehensive loss during the period in which they are incurred.

Acquired intellectual property and other than goodwill
Acquired intellectual property and other intangible assets
External patent costs specifically associated with the preparation, filing and obtaining of patents are capitalized and amortized straight-line over the shorter of the estimated useful life and the patent life, commencing in the year of the grant of the patent. Other intellectual property expenditures are recorded as research and development expenses on the consolidated statements of operations and comprehensive loss as incurred.
Separately acquired intellectual property is shown at historical cost. The initial recognition of a reacquired right is recognized as an intangible asset measured on the basis of the remaining contractual term of the related contract. If the terms of the contract giving rise to a reacquired right are favourable or unfavourable relative to the terms of current market transactions for the same or similar items, the difference is recognized as a gain or loss in the consolidated statements of operations and comprehensive loss. Purchased intellectual property and reacquired rights are capitalized and amortized on a straight-line basis in the consolidated statements of operations and comprehensive loss over periods ranging from 10 to 20 years.

Impairment of non-financial assets
Impairment of non-financial assets
Property and equipment and acquired intellectual property and other intangible assets with a finite useful life are tested for impairment when events or changes in circumstances indicate the carrying amount may not be recoverable. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The Company evaluates impairment losses for potential reversals when events or circumstances warrant such consideration.

Share capital
Share capital
Common shares are classified as equity. Transaction costs directly attributable to the issue of common shares are recognized as a deduction from equity, net of any tax effects.
Proceeds from the issue of common share purchase warrants (warrants) treated as equity are recorded as a separate component of equity. Costs incurred on the issue of warrants are netted against proceeds. Warrants issued with common shares are measured at fair value at the date of issue using the Black-Scholes pricing model, which incorporates certain input assumptions including the warrant price, risk-free interest rate, expected warrant life and expected share price volatility. The fair value is included as a component of equity and is transferred from warrants to common shares on exercise.

Provisions
Provisions
A provision is recognized when the Company has a present legal or constructive obligation that can be estimated reliably, and it is probable an outflow of economic benefits will be required to settle the obligation. Provisions are measured at the present value of the expenditures expected to be required to settle the obligation using a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the obligation.

Research and development expense
Research and development
Research costs are expensed in the year incurred. Development costs are expensed as incurred except for those that meet the criteria for capitalization, in which case they are capitalized and then amortized over the useful life. No development costs have been capitalized to date.

Stock-based compensation
Stock-based compensation
The Company records stock-based compensation related to employee stock options granted using the estimated fair value of the options at the date of grant. The estimated fair value is expensed as employee benefits over the period in which employees unconditionally become entitled to the award. The amount recognized as an expense is adjusted to reflect the number of awards for which the related service conditions are expected to be met, such that the amount ultimately recognized as an expense is based on the number of awards that do meet the related services at the vesting date. The corresponding charge is to contributed surplus which is converted to share capital upon exercise. Any consideration received by the company in connection with the exercise of stock options is credited to share capital.

Leases	Leases Operating lease payments are recognized in net income (loss) on a straight-line basis over the term of the lease
Income tax
Income tax
Income tax comprises current and deferred tax. Income tax is recognized in the consolidated statements of operations and comprehensive loss except to the extent that it relates to items recognized directly in shareholders’ equity (deficit), in which case the income tax is also recognized directly in shareholders’ equity.
Current tax is the expected tax payable on the taxable income for the period, using tax rates enacted at the end of the reporting period, and any adjustments to tax payable in respect of previous years.
In general, deferred tax is recognized in respect of temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. Deferred income tax is determined on a non-discounted basis using the tax rates and laws that have been enacted or substantively enacted at the consolidated statements of financial position dates and are expected to apply when the deferred tax asset or liability is settled. Deferred tax assets are recognized to the extent that it is probable the assets can be recovered.

Earnings (loss) per share
Earnings (loss) per share
Basic earnings (loss) per share (EPS) is calculated by dividing the net income (loss) for the period attributable to equity owners of the Company by the weighted average number of common shares outstanding during the period.
Diluted EPS is calculated by adjusting the weighted average number of common shares outstanding for dilutive instruments. The number of shares included with respect to options, warrants and similar instruments is computed using the treasury stock method. The Company’s potentially dilutive common shares comprise stock options and warrants.

Financial instruments
Financial instruments
Financial assets and liabilities are recognized when the Company becomes a party to the contractual provisions of the instrument. Financial assets are derecognized when the rights to receive cash flows from the assets have expired or have been transferred and the Company has transferred substantially all risks and rewards of ownership. Financial liabilities are derecognized when the obligation specified in the contract is discharged, cancelled or expires.
A derivative is a financial instrument whose value changes in response to a specified variable, requires little or no net investment and is settled at a future date.
At initial recognition, the Company classifies its financial instruments in the following categories:

i)
Financial assets and liabilities at fair value through profit or loss: a financial asset or liability is classified in this category if acquired principally for the purpose of selling or repurchasing in the short-term.

Financial instruments in this category are recognized initially and subsequently at fair value. Gains and losses arising from changes in fair value are presented in the consolidated statements of operations and comprehensive loss within other expense (income) in the period in which they arise.

ii)
Loans and receivables: Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. The Company’s loans and receivables comprise accounts receivable and cash. Cash equivalents are also included in current assets due to their short-term nature. Loans and receivables are initially recognized at the amount expected to be received, less, when material, a discount to reduce the loans and receivables to fair value. Subsequently, loans and receivables are measured at amortized cost using the effective interest rate method less a provision for impairment.

iii)
Available for sale financial assets: Available for sale assets are non-derivative financial assets and short term investments that are designated as available for sale and are not categorized into any of the other categories described above. They are initially recognized at fair value including direct and incremental transaction costs. They are subsequently recognized at fair value. Gains and losses arising from changes in fair value are included as a separate component of equity until sale, when the cumulative gain or loss is transferred to the consolidated statements of operations and comprehensive loss. Interest is determined using the effective interest method, and impairment losses and translation differences on monetary items are recognized in the consolidated statements of operations and comprehensive loss.

iv)
Financial liabilities at amortized cost: Financial liabilities at amortized cost are composed of accounts payable and accrued liabilities. Trade payables and accrued liabilities are initially recognized at the amount required to be paid, less, when material, a discount to reduce payables to fair value. Subsequently, accounts payables are measured at amortized cost using the effective interest method. These are classified as current liabilities if payment is due within 12 months. Otherwise, they are presented as non-current liabilities.

v)
Financial liabilities at fair value: Contingent consideration provided to ILJIN SNT Co., Ltd. (ILJIN) (see note 9) and derivative warrant liabilities (see note 10) are financial liabilities recorded at fair value with subsequent changes in fair value recorded in the consolidated statements of operations and comprehensive loss.

Impairment of financial assets
Impairment of financial assets

•	Financial assets carried at amortized cost
At each statement of financial position date, the Company assesses whether there is objective evidence a financial asset or group of financial assets is impaired. A financial asset or group of financial assets is impaired and impairment losses are incurred if, and only if, there is objective evidence of impairment as a result of one or more events that occurred after the initial recognition of the asset (a loss event), and that loss event (or events) has an impact on the estimated future cash flows of the financial asset or group of financial assets that can be reliably estimated.
The amount of the loss is measured as the difference between the asset’s carrying amount and the present value of estimated future cash flows (excluding future credit losses) discounted at the financial asset’s original effective interest rate. The asset’s carrying amount is reduced and the amount of the loss is recognized in the consolidated statements of operations and comprehensive loss. If a loan has a variable interest rate, the discount rate for measuring any impairment loss is the current effective interest rate determined under the contract. For practical reasons, the Company may measure impairment on the basis of an instrument’s fair value using an observable market price.

New standards, amendments and interpretations not yet adopted
Recent changes in accounting standards

The Company has adopted the following new and revised standard, effective January 1, 2017.

International Accounting Standards (IAS) 7, Statement of cash flows
Effective for years beginning on or after January 1, 2017, IAS 7, Statement of cash flows, was amended to require disclosures about changes in liabilities arising from financing activities, including both changes arising from cash flows and non-cash changes. Additional disclosures regarding non-cash changes have been provided as applicable in note 17, supplementary cash flow information in these annual consolidated financial statements.
New accounting standards and amendments not yet adopted

The following standards and amendments to standards and interpretations are effective for annual periods beginning on or after January 1, 2018 and have not been applied in preparing these annual consolidated financial statements.
IFRS 9 Financial instruments
In July, 2014, the IASB revised IFRS 9 Financial Instruments. IFRS 9 is a three-part standard to replace IAS 39 Financial Instruments: Recognition and Measurement, addressing new requirements for (i) classification and measurement, (ii) impairment, (iii) hedge accounting. The standard is effective for annual periods beginning on or after January 1, 2018. IFRS 9 is to be applied prospectively. We are currently finalizing an evaluation of our financial assets and liabilities and are expecting the following from adoption of the new standard: (i) we do not expect the new guidance to affect the classification and measurement of our financial assets and liabilities. (ii) we do not expect the new hedge accounting requirements to affect us as we do not use any hedging instruments and; (iii) the new impairment model requires the recognition of impairment provisions based on expected credit losses rather than only incurred credit losses as is the case under IAS 39. Based on the nominal amount of our accounts receivable and the mix of our short-term investments and assessments undertaken to date, we do not expect the impact of this requirement to be significant. The new standard also introduces expanded disclosure requirements and changes in presentation. These are expected to minimally change the nature and extent of our disclosures about our financial instruments. Based on our evaluation to date, we believe the adoption of this standard will not have a material impact on the Company’s consolidated financial statements.
IFRS 15 Revenue from contracts with customers
IFRS 15, Revenue from contracts with customers, was issued in May, 2014 by the IASB and replaces IAS 18, Revenue, IAS11 Construction Contracts, and other interpretive guidance associated with revenue recognition. IFRS 15 provides a single model to determine how and when an entity should recognize revenue, as well as requiring entities to provide more informative, relevant disclosures in respect of its revenue recognition criteria. Entities can apply one of the two transition methods: retrospective or modified retrospective. Retrospective application requires applying the new guidance to each prior reporting period presented whereas the modified retrospective approach results in the cumulative effect, if any, of adoption being recognized at the date of initial application. The latest date of mandatory implementation of IFRS 15 is for annual reporting periods beginning on or after January 1, 2018. We will adopt this accounting standard on January 1, 2018 using the modified retrospective approach.
We currently have no product sales or significant sources of revenue. However, we have recorded revenue from licensing agreements which is being amortized into revenue over time or recorded at a point of time depending on the nature of the agreement. Based on our analysis of the criteria as set out in IFRS 15 and the terms of each licensing agreement, we believe that on the adoption of IFRS 15 there will be no significant change in our business or on how we are recognizing this licensing revenue.
IFRS 2 Share based payments
In June, 2016, the IASB issued final amendments to IFRS 2, clarifying how to account for certain types of share-based payment transactions. These amendments, which were developed through the IFRS Interpretations Committee, provide requirements on the accounting for: (i) the effect of vesting and non-vesting conditions on the measurement of cash-settled share based payments; (ii) share-based payment transactions with a net settlement feature for withholding tax obligations; and (iii) a modification to the terms and conditions of a share-based payment that changes the classifications of the transaction from cash-settled to equity-settled. The amendments are effective for annual reporting periods beginning on or after January 1, 2018. We are in the process of evaluating the impact that the amendment may have on our consolidated financial statements. However, based on the analysis performed to date, we believe these amendments will have no material effect on our consolidated financial statements.

IFRS 16 Leases
In January, 2016, the IASB issued IFRS 16 Leases, which will replace IAS 17 Leases. Under IFRS 16, a contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. Under IAS 17, lessees were required to make a distinction between a finance lease and an operating lease. IFRS 16 now requires lessees to recognise a lease liability reflecting future lease payments and a right-of-use asset for virtually all lease contracts. There is an optional exemption for certain short-term leases and leases of low-value assets; however, this exemption can only be applied by lessees. The standard is effective for annual periods beginning on or after January 1, 2019, with earlier adoption if IFRS 15 is also applied. We have elected to adopt IFRS 16 effective January 1, 2019. We are still assessing the potential impact that the adoption of IFRS 16 will have on our consolidated financial statements.